Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax

9. INCOME TAX

The sources of income (loss) before provision for income taxes are as follows for the year ended December 31, 2020 and the period from March 6, 2019 (date of inception) through December 31, 2019:

	Year ended December 31, 2020	Period from March 6, 2019 (Date of Inception) through December 31, 2019
	As Restated	As Restated
Domestic	$(3,857,754)	$853,929
Foreign	—	—

Total	$(3,857,754)	$853,929

The provision for income taxes was comprised of the following for the year ended December 31, 2020 and the period from March 6, 2019 (date of inception) through December 31, 2019:

	Year ended December 31, 2020	Period from March 6, 2019 (Date of Inception) through December 31, 2019
	As Restated	As Restated
Current:
Federal	$180,694	$393,267
State and local	90,393	165,547
Foreign	—	—

Total Current	271,087	558,814

Deferred:
Federal	—	—
State and local	—	—
Foreign	—	—

Total deferred income tax expense	—	—

Total provision for income taxes	$271,087	$558,814

Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	Year ended December 31, 2020	Period from March 6, 2019 (Date of Inception) through December 31, 2019
	As Restated	As Restated
Statutory income tax expense (benefit)	$(810,128)	$179,325
State income tax expense (benefit), net of federal	(268,438)	59,420
Other permanent items	263,152	23,835
Valuation allowance on start-up costs	1,086,501	296,234

Provision for income taxes	$271,087	$558,814

For the year ended December 31, 2020 and the period from March 6, 2019 (date of inception) through December 31, 2020, the effective tax rate differs from the U.S. statutory rate primarily due to the valuation allowance on the Start-up Costs and tax expense associated with nondeductible permanent adjustments.

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2020 and 2019 were as follows:

	December 31, 2020	December 31, 2019
	As Restated	As Restated
Deferred Tax Assets:
Start-up costs	$1,382,735	$296,234
Valuation allowance	(1,382,735)	(296,234)

Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2020 and 2019, the Company has recorded a valuation allowance of $1,382,735 and $296,234, respectively, to offset deferred tax assets related to its start-up costs. As of December 31, 2020 and 2019, the Company has no unrecognized tax benefits for which a liability should be recorded. The Company records interest and penalties associated with unrecognized tax benefits as a component of tax expense. As of December 31, 2020 and 2019, the Company has not accrued interest or penalties on unrecognized tax benefits, as there is no position recorded as of 2020 or 2019. No changes to the uncertain tax position balance are anticipated within the next 12 months and are not expected to materially impact the financial statements.